Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
Feb. 28, 2017 CAD
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	CAD 0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	1.45%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	CAD 0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	0.00%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	0.00%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	0.00%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	CAD 0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	99.00%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	CAD 0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11	120
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 12	CAD 0